Employee Benefits (Tables)	9 Months Ended
Jul. 31, 2026
Employee Benefits [Abstract]
Summary of Employee Benefit Plans Expenses
The following table summarizes expenses for

the Bank’s principal pension and non-pension post-retirement defined benefit plans and the Bank’s other

material
defined benefit pension plans, for the

three and nine months ended July 31, 2026

and July 31,

2025. Other employee defined benefit

plans operated by the Bank
and certain of its subsidiaries are not considered

material for disclosure purposes.
Defined Benefit Plan Expenses
(millions of Canadian dollars) Principal post-retirement

Principal pension plans benefit plan Other pension plans
1
For the three months ended
July 31 July 31 July 31 July 31 July 31 July 31
2026 2025 2026 2025 2026 2025
Service cost – benefits earned $ 68 $ 69 $ 1 $ 1 $ 5 $ 4
Net interest cost (income) on net defined

benefit liability (asset)
(12) (13) 4 5 4 5
Interest cost on asset limitation and minimum

funding

requirement – – – – 1 1
Past service cost – – – – – 1
Defined benefit administrative expenses 3 3 – – 1 1
Total $ 59 $ 59 $ 5 $ 6 $ 11 $ 12
For the nine months ended
July 31 July 31 July 31 July 31 July 31 July 31
2026 2025 2026 2025 2026 2025
Service cost – benefits earned $ 205 $ 207 $ 4 $ 4 $ 15 $ 14
Net interest cost (income) on net defined

benefit liability (asset)
(35) (38) 12 13 12 16
Interest cost on asset limitation and minimum

funding

requirement – – – – 1 1
Past service cost – – – – 2 1
Defined benefit administrative expenses 8 8 – – 4 4
Total $ 178 $ 177 $ 16 $ 17 $ 34 $ 36
Includes Canada Trust defined benefit pension plan, TD Banknorth defined benefit pension plan, TD Auto Finance defined benefit pension plan, TD Insurance defined benefit pension plan, and supplemental executive defined benefit pension plans.

Summary of Expenses for Bank's Defined Contribution Plans
The following table summarizes expenses for

the Bank’s defined contribution plans for the three

and nine months ended July 31, 2026 and

July 31, 2025.
Defined Contribution Plan Expenses
(millions of Canadian dollars) For the three months ended For the nine months ended
July 31 July 31 July 31 July 31
2026 2025 2026 2025
Defined contribution pension plans 1 $ 100 $ 82 $ 303 $ 273
Government pension plans
2
148 128 534 488
Total $ 248 $ 210 $ 837 $ 761
Includes defined contribution portion of the TD Pension Plan (Canada) and TD Bank, N.A. defined contribution 401(k)

plan.
2

Includes Canada Pension Plan, Quebec Pension Plan, and Social Security under the U.S.
Federal Insurance Contributions Act .

Summary of Remeasurement of Defined Benefit Plans
The following table summarizes the remeasurements

recognized in OCI for the Bank’s principal pension

and post-retirement defined benefit plans

and certain of
the Bank’s other material defined benefit pension

plans, for the three and nine months ended

July 31, 2026 and July 31, 2025.
Amounts Recognized in Other Comprehensive

Income for Remeasurement of Defined

Benefit Plans
1,2,3
(millions of Canadian dollars) Principal post-retirement
Principal pension plans benefit plan Other pension plans
For the three months ended
July 31 July 31 July 31 July 31 July 31 July 31
2026 2025 2026 2025 2026 2025
Remeasurement gain/(loss) – financial $ 106 $ 152 $ 9 $ 4 $ 8 $ 4
Remeasurement gain/(loss) – return on plan

assets less
interest income (51) (177) – – – –
Change in asset limitation and minimum

funding requirement
(11) – – – – –
Total $ 44 $ (25) $ 9 $ 4 $ 8 $ 4
For the nine months ended
July 31 July 31 July 31 July 31 July 31 July 31
2026 2025 2026 2025 2026 2025
Remeasurement gain/(loss) – financial $ 541 $ 310 $ 27 $ 9 $ 15 $ 8
Remeasurement gain/(loss) – return on plan

assets less
interest income (472) (361) – – – –
Change in asset limitation and minimum

funding requirement
(11) – – – – –
Total $ 58 $ (51) $ 27 $ 9 $ 15 $ 8
1

Excludes the Canada Trust defined benefit pension plan, TD Banknorth defined benefit pension plan, TD Auto Finance defined benefit pension plan, TD Insurance defined benefit pension plan, and other employee defined benefit plans operated by the Bank and certain of its subsidiaries not considered material for disclosure purposes as these plans are not remeasured on
a quarterly basis.

2

Changes in discount rates and return on plan assets are reviewed and updated on a quarterly basis. All other assumptions are updated annually.
3

Amounts are presented on a pre-tax basis.